UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804
(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.
Vice President and Assistant Secretary
30 Hudson Street, Jersey City, New Jersey 07302-4804
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LAGWX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.91%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$9,424	$10,000	$10,000
8/31/2014	$9,934	$10,558	$10,400
9/30/2014	$9,563	$9,992	$10,254
10/31/2014	$10,128	$10,612	$10,505
11/30/2014	$10,224	$10,681	$10,787
12/31/2014	$10,289	$10,997	$10,760
1/31/2015	$10,020	$10,746	$10,437
2/28/2015	$10,817	$11,520	$11,037
3/31/2015	$11,021	$11,727	$10,862
4/30/2015	$10,646	$11,382	$10,966
5/31/2015	$11,202	$11,800	$11,108
6/30/2015	$11,309	$11,958	$10,892
7/31/2015	$11,332	$12,007	$11,121
8/31/2015	$10,141	$11,097	$10,450
9/30/2015	$9,534	$10,396	$10,191
10/31/2015	$9,617	$10,986	$11,051
11/30/2015	$9,846	$11,389	$11,084
12/31/2015	$9,374	$10,846	$10,909
1/31/2016	$8,165	$9,670	$10,368
2/29/2016	$7,946	$9,602	$10,354
3/31/2016	$8,409	$10,338	$11,056
4/30/2016	$8,353	$10,441	$11,099
5/31/2016	$8,586	$10,722	$11,298
6/30/2016	$8,597	$10,673	$11,327
7/31/2016	$9,277	$11,371	$11,745
8/31/2016	$9,369	$11,491	$11,762
9/30/2016	$9,531	$11,657	$11,764
10/31/2016	$8,856	$10,932	$11,549
11/30/2016	$9,303	$11,911	$11,977
12/31/2016	$9,120	$12,073	$12,214
1/31/2017	$9,491	$12,269	$12,445
2/28/2017	$9,841	$12,570	$12,939
3/31/2017	$9,882	$12,719	$12,954
4/30/2017	$9,958	$12,953	$13,088
5/31/2017	$10,014	$12,835	$13,272
6/30/2017	$10,283	$13,277	$13,355
7/31/2017	$10,471	$13,390	$13,629
8/31/2017	$10,507	$13,374	$13,671
9/30/2017	$11,010	$14,103	$13,953
10/31/2017	$11,345	$14,321	$14,278
11/30/2017	$11,630	$14,732	$14,716
12/31/2017	$11,848	$14,749	$14,880
1/31/2018	$12,305	$15,324	$15,732
2/28/2018	$12,422	$14,888	$15,152
3/31/2018	$12,697	$15,088	$14,767
4/30/2018	$12,976	$15,103	$14,824
5/31/2018	$14,312	$16,054	$15,181
6/30/2018	$14,597	$16,180	$15,274
7/31/2018	$14,526	$16,458	$15,843
8/31/2018	$16,416	$17,482	$16,359
9/30/2018	$16,375	$17,073	$16,452
10/31/2018	$14,079	$14,913	$15,327
11/30/2018	$13,924	$15,146	$15,640
12/31/2018	$12,452	$13,376	$14,228
1/31/2019	$14,416	$14,921	$15,368
2/28/2019	$15,983	$15,885	$15,861
3/31/2019	$15,814	$15,670	$16,169
4/30/2019	$16,199	$16,147	$16,824
5/31/2019	$15,774	$14,949	$15,755
6/30/2019	$17,252	$16,100	$16,865
7/31/2019	$17,759	$16,258	$17,108
8/31/2019	$16,820	$15,556	$16,837
9/30/2019	$15,294	$15,428	$17,152
10/31/2019	$15,625	$15,867	$17,523
11/30/2019	$16,190	$16,801	$18,159
12/31/2019	$16,425	$17,186	$18,707
1/31/2020	$16,785	$16,997	$18,700
2/29/2020	$16,132	$15,770	$17,161
3/31/2020	$13,647	$12,758	$15,041
4/30/2020	$15,906	$14,659	$16,969
5/31/2020	$18,040	$16,044	$17,778
6/30/2020	$19,186	$16,660	$18,131
7/31/2020	$20,466	$17,233	$19,153
8/31/2020	$21,646	$18,244	$20,530
9/30/2020	$22,240	$17,853	$19,750
10/31/2020	$22,775	$17,989	$19,225
11/30/2020	$25,748	$21,161	$21,329
12/31/2020	$28,345	$23,138	$22,149
1/31/2021	$29,550	$24,254	$21,926
2/28/2021	$30,663	$25,055	$22,530
3/31/2021	$28,808	$24,267	$23,517
4/30/2021	$30,107	$24,796	$24,772
5/31/2021	$28,270	$24,087	$24,945
6/30/2021	$29,634	$25,217	$25,527
7/31/2021	$29,077	$24,299	$26,134
8/31/2021	$29,847	$24,740	$26,929
9/30/2021	$28,549	$23,792	$25,676
10/31/2021	$30,153	$24,906	$27,475
11/30/2021	$27,686	$23,689	$27,285
12/31/2021	$27,592	$23,794	$28,507
1/31/2022	$22,421	$20,605	$27,032
2/28/2022	$22,432	$20,695	$26,223
3/31/2022	$22,275	$20,790	$27,196
4/30/2022	$19,289	$18,239	$24,825
5/31/2022	$18,748	$17,895	$24,870
6/30/2022	$17,562	$16,787	$22,818
7/31/2022	$19,248	$18,666	$24,921
8/31/2022	$19,196	$18,491	$23,905
9/30/2022	$17,666	$16,827	$21,703
10/31/2022	$18,759	$18,425	$23,461
11/30/2022	$18,811	$18,725	$24,772
12/31/2022	$17,635	$17,523	$23,344
1/31/2023	$19,113	$19,266	$24,811
2/28/2023	$18,936	$19,057	$24,206
3/31/2023	$19,102	$18,587	$25,095
4/30/2023	$18,634	$18,371	$25,486
5/31/2023	$18,936	$18,374	$25,597
6/30/2023	$19,726	$19,898	$27,288
7/31/2023	$19,976	$20,828	$28,165
8/31/2023	$18,603	$19,744	$27,717
9/30/2023	$17,167	$18,442	$26,395
10/31/2023	$15,700	$17,019	$25,840
11/30/2023	$17,344	$18,569	$28,200
12/31/2023	$19,133	$20,792	$29,481
1/31/2024	$19,227	$20,125	$29,977
2/29/2024	$21,017	$21,760	$31,577
3/31/2024	$21,547	$22,369	$32,593
4/30/2024	$20,236	$20,646	$31,262
5/31/2024	$21,110	$21,752	$32,812
6/30/2024	$21,745	$21,716	$33,989
7/31/2024	$21,755	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class A at NAV	8.91%	4.14%	8.73%
Class A with sales charge	2.65%	2.92%	8.08%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAGWX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-14-A

09/24

Class C

LADCX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,532	$10,558	$10,400
9/30/2014	$10,134	$9,992	$10,254
10/31/2014	$10,726	$10,612	$10,505
11/30/2014	$10,825	$10,681	$10,787
12/31/2014	$10,881	$10,997	$10,760
1/31/2015	$10,595	$10,746	$10,437
2/28/2015	$11,430	$11,520	$11,037
3/31/2015	$11,635	$11,727	$10,862
4/30/2015	$11,236	$11,382	$10,966
5/31/2015	$11,816	$11,800	$11,108
6/30/2015	$11,922	$11,958	$10,892
7/31/2015	$11,940	$12,007	$11,121
8/31/2015	$10,676	$11,097	$10,450
9/30/2015	$10,028	$10,396	$10,191
10/31/2015	$10,109	$10,986	$11,051
11/30/2015	$10,342	$11,389	$11,084
12/31/2015	$9,844	$10,846	$10,909
1/31/2016	$8,567	$9,670	$10,368
2/29/2016	$8,328	$9,602	$10,354
3/31/2016	$8,812	$10,338	$11,056
4/30/2016	$8,749	$10,441	$11,099
5/31/2016	$8,988	$10,722	$11,298
6/30/2016	$8,988	$10,673	$11,327
7/31/2016	$9,697	$11,371	$11,745
8/31/2016	$9,788	$11,491	$11,762
9/30/2016	$9,949	$11,657	$11,764
10/31/2016	$9,240	$10,932	$11,549
11/30/2016	$9,704	$11,911	$11,977
12/31/2016	$9,507	$12,073	$12,214
1/31/2017	$9,886	$12,269	$12,445
2/28/2017	$10,244	$12,570	$12,939
3/31/2017	$10,279	$12,719	$12,954
4/30/2017	$10,349	$12,953	$13,088
5/31/2017	$10,405	$12,835	$13,272
6/30/2017	$10,679	$13,277	$13,355
7/31/2017	$10,868	$13,390	$13,629
8/31/2017	$10,896	$13,374	$13,671
9/30/2017	$11,408	$14,103	$13,953
10/31/2017	$11,745	$14,321	$14,278
11/30/2017	$12,040	$14,732	$14,716
12/31/2017	$12,257	$14,749	$14,880
1/31/2018	$12,721	$15,324	$15,732
2/28/2018	$12,833	$14,888	$15,152
3/31/2018	$13,106	$15,088	$14,767
4/30/2018	$13,394	$15,103	$14,824
5/31/2018	$14,755	$16,054	$15,181
6/30/2018	$15,029	$16,180	$15,274
7/31/2018	$14,945	$16,458	$15,843
8/31/2018	$16,874	$17,482	$16,359
9/30/2018	$16,825	$17,073	$16,452
10/31/2018	$14,461	$14,913	$15,327
11/30/2018	$14,289	$15,146	$15,640
12/31/2018	$12,773	$13,376	$14,228
1/31/2019	$14,783	$14,921	$15,368
2/28/2019	$16,372	$15,885	$15,861
3/31/2019	$16,193	$15,670	$16,169
4/30/2019	$16,572	$16,147	$16,824
5/31/2019	$16,119	$14,949	$15,755
6/30/2019	$17,624	$16,100	$16,865
7/31/2019	$18,139	$16,258	$17,108
8/31/2019	$17,161	$15,556	$16,837
9/30/2019	$15,593	$15,428	$17,152
10/31/2019	$15,919	$15,867	$17,523
11/30/2019	$16,495	$16,801	$18,159
12/31/2019	$16,718	$17,186	$18,707
1/31/2020	$17,077	$16,997	$18,700
2/29/2020	$16,390	$15,770	$17,161
3/31/2020	$13,867	$12,758	$15,041
4/30/2020	$16,151	$14,659	$16,969
5/31/2020	$18,301	$16,044	$17,778
6/30/2020	$19,450	$16,660	$18,131
7/31/2020	$20,734	$17,233	$19,153
8/31/2020	$21,928	$18,244	$20,530
9/30/2020	$22,510	$17,853	$19,750
10/31/2020	$23,033	$17,989	$19,225
11/30/2020	$26,038	$21,161	$21,329
12/31/2020	$28,636	$23,138	$22,149
1/31/2021	$29,845	$24,254	$21,926
2/28/2021	$30,946	$25,055	$22,530
3/31/2021	$29,051	$24,267	$23,517
4/30/2021	$30,350	$24,796	$24,772
5/31/2021	$28,474	$24,087	$24,945
6/30/2021	$29,827	$25,217	$25,527
7/31/2021	$29,250	$24,299	$26,134
8/31/2021	$30,008	$24,740	$26,929
9/30/2021	$28,672	$23,792	$25,676
10/31/2021	$30,278	$24,906	$27,475
11/30/2021	$27,787	$23,689	$27,285
12/31/2021	$27,673	$23,794	$28,507
1/31/2022	$22,463	$20,605	$27,032
2/28/2022	$22,463	$20,695	$26,223
3/31/2022	$22,303	$20,790	$27,196
4/30/2022	$19,286	$18,239	$24,825
5/31/2022	$18,738	$17,895	$24,870
6/30/2022	$17,550	$16,787	$22,818
7/31/2022	$19,218	$18,666	$24,921
8/31/2022	$19,149	$18,491	$23,905
9/30/2022	$17,618	$16,827	$21,703
10/31/2022	$18,692	$18,425	$23,461
11/30/2022	$18,738	$18,725	$24,772
12/31/2022	$17,550	$17,523	$23,344
1/31/2023	$19,012	$19,266	$24,811
2/28/2023	$18,829	$19,057	$24,206
3/31/2023	$18,966	$18,587	$25,095
4/30/2023	$18,509	$18,371	$25,486
5/31/2023	$18,784	$18,374	$25,597
6/30/2023	$19,561	$19,898	$27,288
7/31/2023	$19,789	$20,828	$28,165
8/31/2023	$18,418	$19,744	$27,717
9/30/2023	$16,978	$18,442	$26,395
10/31/2023	$15,516	$17,019	$25,840
11/30/2023	$17,138	$18,569	$28,200
12/31/2023	$18,898	$20,792	$29,481
1/31/2024	$18,989	$20,125	$29,977
2/29/2024	$20,749	$21,760	$31,577
3/31/2024	$21,252	$22,369	$32,593
4/30/2024	$19,949	$20,646	$31,262
5/31/2024	$20,795	$21,752	$32,812
6/30/2024	$21,411	$21,716	$33,989
7/31/2024	$21,389	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class C at NAV	8.08%	3.35%	7.90%
Class C with sales charge	7.08%	3.35%	7.90%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LADCX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-662-C

09/24

Class F

LADFX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.03%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,542	$10,558	$10,400
9/30/2014	$10,148	$9,992	$10,254
10/31/2014	$10,750	$10,612	$10,505
11/30/2014	$10,855	$10,681	$10,787
12/31/2014	$10,922	$10,997	$10,760
1/31/2015	$10,644	$10,746	$10,437
2/28/2015	$11,487	$11,520	$11,037
3/31/2015	$11,707	$11,727	$10,862
4/30/2015	$11,309	$11,382	$10,966
5/31/2015	$11,903	$11,800	$11,108
6/30/2015	$12,018	$11,958	$10,892
7/31/2015	$12,047	$12,007	$11,121
8/31/2015	$10,778	$11,097	$10,450
9/30/2015	$10,136	$10,396	$10,191
10/31/2015	$10,223	$10,986	$11,051
11/30/2015	$10,469	$11,389	$11,084
12/31/2015	$9,972	$10,846	$10,909
1/31/2016	$8,684	$9,670	$10,368
2/29/2016	$8,448	$9,602	$10,354
3/31/2016	$8,946	$10,338	$11,056
4/30/2016	$8,888	$10,441	$11,099
5/31/2016	$9,139	$10,722	$11,298
6/30/2016	$9,144	$10,673	$11,327
7/31/2016	$9,872	$11,371	$11,745
8/31/2016	$9,977	$11,491	$11,762
9/30/2016	$10,144	$11,657	$11,764
10/31/2016	$9,427	$10,932	$11,549
11/30/2016	$9,909	$11,911	$11,977
12/31/2016	$9,715	$12,073	$12,214
1/31/2017	$10,108	$12,269	$12,445
2/28/2017	$10,485	$12,570	$12,939
3/31/2017	$10,526	$12,719	$12,954
4/30/2017	$10,610	$12,953	$13,088
5/31/2017	$10,668	$12,835	$13,272
6/30/2017	$10,961	$13,277	$13,355
7/31/2017	$11,160	$13,390	$13,629
8/31/2017	$11,202	$13,374	$13,671
9/30/2017	$11,741	$14,103	$13,953
10/31/2017	$12,097	$14,321	$14,278
11/30/2017	$12,400	$14,732	$14,716
12/31/2017	$12,641	$14,749	$14,880
1/31/2018	$13,128	$15,324	$15,732
2/28/2018	$13,254	$14,888	$15,152
3/31/2018	$13,547	$15,088	$14,767
4/30/2018	$13,850	$15,103	$14,824
5/31/2018	$15,274	$16,054	$15,181
6/30/2018	$15,583	$16,180	$15,274
7/31/2018	$15,510	$16,458	$15,843
8/31/2018	$17,525	$17,482	$16,359
9/30/2018	$17,483	$17,073	$16,452
10/31/2018	$15,038	$14,913	$15,327
11/30/2018	$14,875	$15,146	$15,640
12/31/2018	$13,300	$13,376	$14,228
1/31/2019	$15,405	$14,921	$15,368
2/28/2019	$17,083	$15,885	$15,861
3/31/2019	$16,897	$15,670	$16,169
4/30/2019	$17,317	$16,147	$16,824
5/31/2019	$16,856	$14,949	$15,755
6/30/2019	$18,444	$16,100	$16,865
7/31/2019	$18,988	$16,258	$17,108
8/31/2019	$17,984	$15,556	$16,837
9/30/2019	$16,354	$15,428	$17,152
10/31/2019	$16,711	$15,867	$17,523
11/30/2019	$17,314	$16,801	$18,159
12/31/2019	$17,575	$17,186	$18,707
1/31/2020	$17,962	$16,997	$18,700
2/29/2020	$17,255	$15,770	$17,161
3/31/2020	$14,601	$12,758	$15,041
4/30/2020	$17,027	$14,659	$16,969
5/31/2020	$19,310	$16,044	$17,778
6/30/2020	$20,541	$16,660	$18,131
7/31/2020	$21,905	$17,233	$19,153
8/31/2020	$23,178	$18,244	$20,530
9/30/2020	$23,826	$17,853	$19,750
10/31/2020	$24,399	$17,989	$19,225
11/30/2020	$27,578	$21,161	$21,329
12/31/2020	$30,371	$23,138	$22,149
1/31/2021	$31,670	$24,254	$21,926
2/28/2021	$32,867	$25,055	$22,530
3/31/2021	$30,881	$24,267	$23,517
4/30/2021	$32,273	$24,796	$24,772
5/31/2021	$30,306	$24,087	$24,945
6/30/2021	$31,781	$25,217	$25,527
7/31/2021	$31,187	$24,299	$26,134
8/31/2021	$32,013	$24,740	$26,929
9/30/2021	$30,621	$23,792	$25,676
10/31/2021	$32,347	$24,906	$27,475
11/30/2021	$29,702	$23,689	$27,285
12/31/2021	$29,599	$23,794	$28,507
1/31/2022	$24,065	$20,605	$27,032
2/28/2022	$24,075	$20,695	$26,223
3/31/2022	$23,910	$20,790	$27,196
4/30/2022	$20,710	$18,239	$24,825
5/31/2022	$20,132	$17,895	$24,870
6/30/2022	$18,862	$16,787	$22,818
7/31/2022	$20,679	$18,666	$24,921
8/31/2022	$20,627	$18,491	$23,905
9/30/2022	$18,975	$16,827	$21,703
10/31/2022	$20,152	$18,425	$23,461
11/30/2022	$20,214	$18,725	$24,772
12/31/2022	$18,955	$17,523	$23,344
1/31/2023	$20,534	$19,266	$24,811
2/28/2023	$20,348	$19,057	$24,206
3/31/2023	$20,534	$18,587	$25,095
4/30/2023	$20,028	$18,371	$25,486
5/31/2023	$20,359	$18,374	$25,597
6/30/2023	$21,205	$19,898	$27,288
7/31/2023	$21,484	$20,828	$28,165
8/31/2023	$20,018	$19,744	$27,717
9/30/2023	$18,469	$18,442	$26,395
10/31/2023	$16,890	$17,019	$25,840
11/30/2023	$18,666	$18,569	$28,200
12/31/2023	$20,586	$20,792	$29,481
1/31/2024	$20,699	$20,125	$29,977
2/29/2024	$22,630	$21,760	$31,577
3/31/2024	$23,198	$22,369	$32,593
4/30/2024	$21,794	$20,646	$31,262
5/31/2024	$22,733	$21,752	$32,812
6/30/2024	$23,425	$21,716	$33,989
7/31/2024	$23,425	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class F at NAV	9.03%	4.29%	8.88%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LADFX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-1005-F

09/24

Class F3

LOGWX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.29%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,333	$10,112
5/31/2017	$10,217	$10,239	$10,254
6/30/2017	$10,498	$10,591	$10,318
7/31/2017	$10,693	$10,681	$10,530
8/31/2017	$10,733	$10,669	$10,562
9/30/2017	$11,249	$11,250	$10,780
10/31/2017	$11,593	$11,424	$11,032
11/30/2017	$11,892	$11,752	$11,370
12/31/2017	$12,119	$11,765	$11,496
1/31/2018	$12,589	$12,224	$12,155
2/28/2018	$12,712	$11,876	$11,707
3/31/2018	$12,997	$12,036	$11,409
4/30/2018	$13,287	$12,048	$11,453
5/31/2018	$14,658	$12,806	$11,729
6/30/2018	$14,957	$12,906	$11,801
7/31/2018	$14,889	$13,128	$12,240
8/31/2018	$16,827	$13,946	$12,639
9/30/2018	$16,790	$13,619	$12,711
10/31/2018	$14,441	$11,896	$11,842
11/30/2018	$14,286	$12,082	$12,083
12/31/2018	$12,781	$10,670	$10,992
1/31/2019	$14,799	$11,902	$11,873
2/28/2019	$16,414	$12,671	$12,254
3/31/2019	$16,241	$12,500	$12,493
4/30/2019	$16,645	$12,880	$12,998
5/31/2019	$16,207	$11,925	$12,172
6/30/2019	$17,735	$12,843	$13,030
7/31/2019	$18,260	$12,969	$13,218
8/31/2019	$17,302	$12,409	$13,008
9/30/2019	$15,734	$12,307	$13,252
10/31/2019	$16,080	$12,657	$13,539
11/30/2019	$16,667	$13,402	$14,030
12/31/2019	$16,921	$13,709	$14,453
1/31/2020	$17,292	$13,559	$14,448
2/29/2020	$16,619	$12,580	$13,258
3/31/2020	$14,064	$10,177	$11,621
4/30/2020	$16,399	$11,693	$13,111
5/31/2020	$18,603	$12,798	$13,735
6/30/2020	$19,791	$13,290	$14,008
7/31/2020	$21,110	$13,747	$14,798
8/31/2020	$22,339	$14,553	$15,862
9/30/2020	$22,964	$14,241	$15,259
10/31/2020	$23,520	$14,349	$14,853
11/30/2020	$26,592	$16,880	$16,479
12/31/2020	$29,280	$18,457	$17,113
1/31/2021	$30,538	$19,347	$16,940
2/28/2021	$31,693	$19,986	$17,407
3/31/2021	$29,786	$19,357	$18,169
4/30/2021	$31,134	$19,779	$19,139
5/31/2021	$29,250	$19,214	$19,273
6/30/2021	$30,672	$20,116	$19,723
7/31/2021	$30,106	$19,383	$20,191
8/31/2021	$30,911	$19,735	$20,805
9/30/2021	$29,570	$18,978	$19,838
10/31/2021	$31,238	$19,867	$21,227
11/30/2021	$28,691	$18,897	$21,080
12/31/2021	$28,602	$18,981	$22,025
1/31/2022	$23,252	$16,437	$20,885
2/28/2022	$23,277	$16,508	$20,260
3/31/2022	$23,114	$16,584	$21,012
4/30/2022	$20,025	$14,549	$19,180
5/31/2022	$19,464	$14,274	$19,215
6/30/2022	$18,244	$13,391	$17,629
7/31/2022	$20,000	$14,890	$19,254
8/31/2022	$19,951	$14,750	$18,469
9/30/2022	$18,366	$13,423	$16,768
10/31/2022	$19,504	$14,697	$18,126
11/30/2022	$19,569	$14,937	$19,139
12/31/2022	$18,350	$13,978	$18,036
1/31/2023	$19,886	$15,368	$19,169
2/28/2023	$19,708	$15,202	$18,702
3/31/2023	$19,886	$14,827	$19,388
4/30/2023	$19,407	$14,654	$19,691
5/31/2023	$19,732	$14,657	$19,777
6/30/2023	$20,553	$15,872	$21,083
7/31/2023	$20,821	$16,614	$21,761
8/31/2023	$19,399	$15,749	$21,414
9/30/2023	$17,903	$14,711	$20,393
10/31/2023	$16,382	$13,576	$19,964
11/30/2023	$18,106	$14,812	$21,788
12/31/2023	$19,968	$16,586	$22,777
1/31/2024	$20,082	$16,054	$23,160
2/29/2024	$21,960	$17,358	$24,397
3/31/2024	$22,512	$17,843	$25,182
4/30/2024	$21,155	$16,469	$24,153
5/31/2024	$22,065	$17,351	$25,351
6/30/2024	$22,748	$17,322	$26,260
7/31/2024	$22,756	$18,741	$26,580

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.29%	4.50%	11.88%
Russell 2000 Growth Index	12.80%	7.64%	8.96%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	14.28%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOGWX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-8967-F3

09/24

Class I

LADYX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,544	$10,558	$10,400
9/30/2014	$10,149	$9,992	$10,254
10/31/2014	$10,756	$10,612	$10,505
11/30/2014	$10,861	$10,681	$10,787
12/31/2014	$10,927	$10,997	$10,760
1/31/2015	$10,646	$10,746	$10,437
2/28/2015	$11,496	$11,520	$11,037
3/31/2015	$11,711	$11,727	$10,862
4/30/2015	$11,321	$11,382	$10,966
5/31/2015	$11,908	$11,800	$11,108
6/30/2015	$12,027	$11,958	$10,892
7/31/2015	$12,057	$12,007	$11,121
8/31/2015	$10,791	$11,097	$10,450
9/30/2015	$10,146	$10,396	$10,191
10/31/2015	$10,234	$10,986	$11,051
11/30/2015	$10,482	$11,389	$11,084
12/31/2015	$9,983	$10,846	$10,909
1/31/2016	$8,694	$9,670	$10,368
2/29/2016	$8,466	$9,602	$10,354
3/31/2016	$8,961	$10,338	$11,056
4/30/2016	$8,904	$10,441	$11,099
5/31/2016	$9,155	$10,722	$11,298
6/30/2016	$9,165	$10,673	$11,327
7/31/2016	$9,892	$11,371	$11,745
8/31/2016	$9,997	$11,491	$11,762
9/30/2016	$10,168	$11,657	$11,764
10/31/2016	$9,450	$10,932	$11,549
11/30/2016	$9,930	$11,911	$11,977
12/31/2016	$9,735	$12,073	$12,214
1/31/2017	$10,135	$12,269	$12,445
2/28/2017	$10,510	$12,570	$12,939
3/31/2017	$10,558	$12,719	$12,954
4/30/2017	$10,639	$12,953	$13,088
5/31/2017	$10,700	$12,835	$13,272
6/30/2017	$10,990	$13,277	$13,355
7/31/2017	$11,195	$13,390	$13,629
8/31/2017	$11,233	$13,374	$13,671
9/30/2017	$11,779	$14,103	$13,953
10/31/2017	$12,136	$14,321	$14,278
11/30/2017	$12,445	$14,732	$14,716
12/31/2017	$12,683	$14,749	$14,880
1/31/2018	$13,172	$15,324	$15,732
2/28/2018	$13,301	$14,888	$15,152
3/31/2018	$13,595	$15,088	$14,767
4/30/2018	$13,900	$15,103	$14,824
5/31/2018	$15,335	$16,054	$15,181
6/30/2018	$15,644	$16,180	$15,274
7/31/2018	$15,573	$16,458	$15,843
8/31/2018	$17,598	$17,482	$16,359
9/30/2018	$17,560	$17,073	$16,452
10/31/2018	$15,102	$14,913	$15,327
11/30/2018	$14,940	$15,146	$15,640
12/31/2018	$13,363	$13,376	$14,228
1/31/2019	$15,473	$14,921	$15,368
2/28/2019	$17,159	$15,885	$15,861
3/31/2019	$16,977	$15,670	$16,169
4/30/2019	$17,395	$16,147	$16,824
5/31/2019	$16,940	$14,949	$15,755
6/30/2019	$18,535	$16,100	$16,865
7/31/2019	$19,087	$16,258	$17,108
8/31/2019	$18,080	$15,556	$16,837
9/30/2019	$16,443	$15,428	$17,152
10/31/2019	$16,801	$15,867	$17,523
11/30/2019	$17,413	$16,801	$18,159
12/31/2019	$17,673	$17,186	$18,707
1/31/2020	$18,063	$16,997	$18,700
2/29/2020	$17,355	$15,770	$17,161
3/31/2020	$14,688	$12,758	$15,041
4/30/2020	$17,131	$14,659	$16,969
5/31/2020	$19,429	$16,044	$17,778
6/30/2020	$20,665	$16,660	$18,131
7/31/2020	$22,046	$17,233	$19,153
8/31/2020	$23,325	$18,244	$20,530
9/30/2020	$23,969	$17,853	$19,750
10/31/2020	$24,554	$17,989	$19,225
11/30/2020	$27,758	$21,161	$21,329
12/31/2020	$30,566	$23,138	$22,149
1/31/2021	$31,876	$24,254	$21,926
2/28/2021	$33,084	$25,055	$22,530
3/31/2021	$31,091	$24,267	$23,517
4/30/2021	$32,495	$24,796	$24,772
5/31/2021	$30,519	$24,087	$24,945
6/30/2021	$32,001	$25,217	$25,527
7/31/2021	$31,405	$24,299	$26,134
8/31/2021	$32,237	$24,740	$26,929
9/30/2021	$30,840	$23,792	$25,676
10/31/2021	$32,582	$24,906	$27,475
11/30/2021	$29,922	$23,689	$27,285
12/31/2021	$29,828	$23,794	$28,507
1/31/2022	$24,248	$20,605	$27,032
2/28/2022	$24,265	$20,695	$26,223
3/31/2022	$24,094	$20,790	$27,196
4/30/2022	$20,871	$18,239	$24,825
5/31/2022	$20,288	$17,895	$24,870
6/30/2022	$19,011	$16,787	$22,818
7/31/2022	$20,845	$18,666	$24,921
8/31/2022	$20,794	$18,491	$23,905
9/30/2022	$19,140	$16,827	$21,703
10/31/2022	$20,314	$18,425	$23,461
11/30/2022	$20,382	$18,725	$24,772
12/31/2022	$19,114	$17,523	$23,344
1/31/2023	$20,717	$19,266	$24,811
2/28/2023	$20,528	$19,057	$24,206
3/31/2023	$20,717	$18,587	$25,095
4/30/2023	$20,211	$18,371	$25,486
5/31/2023	$20,545	$18,374	$25,597
6/30/2023	$21,402	$19,898	$27,288
7/31/2023	$21,677	$20,828	$28,165
8/31/2023	$20,202	$19,744	$27,717
9/30/2023	$18,634	$18,442	$26,395
10/31/2023	$17,048	$17,019	$25,840
11/30/2023	$18,840	$18,569	$28,200
12/31/2023	$20,785	$20,792	$29,481
1/31/2024	$20,897	$20,125	$29,977
2/29/2024	$22,851	$21,760	$31,577
3/31/2024	$23,425	$22,369	$32,593
4/30/2024	$22,011	$20,646	$31,262
5/31/2024	$22,954	$21,752	$32,812
6/30/2024	$23,657	$21,716	$33,989
7/31/2024	$23,665	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class I at NAV	9.17%	4.39%	9.00%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LADYX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-690-I

09/24

Class P

LADPX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.14%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.67%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,542	$10,558	$10,400
9/30/2014	$10,147	$9,992	$10,254
10/31/2014	$10,748	$10,612	$10,505
11/30/2014	$10,853	$10,681	$10,787
12/31/2014	$10,913	$10,997	$10,760
1/31/2015	$10,635	$10,746	$10,437
2/28/2015	$11,475	$11,520	$11,037
3/31/2015	$11,692	$11,727	$10,862
4/30/2015	$11,298	$11,382	$10,966
5/31/2015	$11,884	$11,800	$11,108
6/30/2015	$12,001	$11,958	$10,892
7/31/2015	$12,026	$12,007	$11,121
8/31/2015	$10,762	$11,097	$10,450
9/30/2015	$10,119	$10,396	$10,191
10/31/2015	$10,200	$10,986	$11,051
11/30/2015	$10,445	$11,389	$11,084
12/31/2015	$9,945	$10,846	$10,909
1/31/2016	$8,661	$9,670	$10,368
2/29/2016	$8,427	$9,602	$10,354
3/31/2016	$8,922	$10,338	$11,056
4/30/2016	$8,861	$10,441	$11,099
5/31/2016	$9,111	$10,722	$11,298
6/30/2016	$9,122	$10,673	$11,327
7/31/2016	$9,839	$11,371	$11,745
8/31/2016	$9,945	$11,491	$11,762
9/30/2016	$10,112	$11,657	$11,764
10/31/2016	$9,394	$10,932	$11,549
11/30/2016	$9,873	$11,911	$11,977
12/31/2016	$9,678	$12,073	$12,214
1/31/2017	$10,073	$12,269	$12,445
2/28/2017	$10,440	$12,570	$12,939
3/31/2017	$10,484	$12,719	$12,954
4/30/2017	$10,567	$12,953	$13,088
5/31/2017	$10,623	$12,835	$13,272
6/30/2017	$10,912	$13,277	$13,355
7/31/2017	$11,112	$13,390	$13,629
8/31/2017	$11,146	$13,374	$13,671
9/30/2017	$11,685	$14,103	$13,953
10/31/2017	$12,035	$14,321	$14,278
11/30/2017	$12,341	$14,732	$14,716
12/31/2017	$12,574	$14,749	$14,880
1/31/2018	$13,058	$15,324	$15,732
2/28/2018	$13,180	$14,888	$15,152
3/31/2018	$13,469	$15,088	$14,767
4/30/2018	$13,769	$15,103	$14,824
5/31/2018	$15,187	$16,054	$15,181
6/30/2018	$15,487	$16,180	$15,274
7/31/2018	$15,409	$16,458	$15,843
8/31/2018	$17,410	$17,482	$16,359
9/30/2018	$17,360	$17,073	$16,452
10/31/2018	$14,926	$14,913	$15,327
11/30/2018	$14,763	$15,146	$15,640
12/31/2018	$13,195	$13,376	$14,228
1/31/2019	$15,278	$14,921	$15,368
2/28/2019	$16,936	$15,885	$15,861
3/31/2019	$16,749	$15,670	$16,169
4/30/2019	$17,160	$16,147	$16,824
5/31/2019	$16,705	$14,949	$15,755
6/30/2019	$18,265	$16,100	$16,865
7/31/2019	$18,803	$16,258	$17,108
8/31/2019	$17,802	$15,556	$16,837
9/30/2019	$16,189	$15,428	$17,152
10/31/2019	$16,533	$15,867	$17,523
11/30/2019	$17,128	$16,801	$18,159
12/31/2019	$17,381	$17,186	$18,707
1/31/2020	$17,755	$16,997	$18,700
2/29/2020	$17,053	$15,770	$17,161
3/31/2020	$14,425	$12,758	$15,041
4/30/2020	$16,820	$14,659	$16,969
5/31/2020	$19,065	$16,044	$17,778
6/30/2020	$20,271	$16,660	$18,131
7/31/2020	$21,619	$17,233	$19,153
8/31/2020	$22,863	$18,244	$20,530
9/30/2020	$23,489	$17,853	$19,750
10/31/2020	$24,051	$17,989	$19,225
11/30/2020	$27,187	$21,161	$21,329
12/31/2020	$29,921	$23,138	$22,149
1/31/2021	$31,195	$24,254	$21,926
2/28/2021	$32,363	$25,055	$22,530
3/31/2021	$30,401	$24,267	$23,517
4/30/2021	$31,758	$24,796	$24,772
5/31/2021	$29,817	$24,087	$24,945
6/30/2021	$31,257	$25,217	$25,527
7/31/2021	$30,662	$24,299	$26,134
8/31/2021	$31,466	$24,740	$26,929
9/30/2021	$30,088	$23,792	$25,676
10/31/2021	$31,769	$24,906	$27,475
11/30/2021	$29,169	$23,689	$27,285
12/31/2021	$29,063	$23,794	$28,507
1/31/2022	$23,621	$20,605	$27,032
2/28/2022	$23,621	$20,695	$26,223
3/31/2022	$23,456	$20,790	$27,196
4/30/2022	$20,304	$18,239	$24,825
5/31/2022	$19,737	$17,895	$24,870
6/30/2022	$18,486	$16,787	$22,818
7/31/2022	$20,257	$18,666	$24,921
8/31/2022	$20,198	$18,491	$23,905
9/30/2022	$18,581	$16,827	$21,703
10/31/2022	$19,726	$18,425	$23,461
11/30/2022	$19,785	$18,725	$24,772
12/31/2022	$18,545	$17,523	$23,344
1/31/2023	$20,092	$19,266	$24,811
2/28/2023	$19,903	$19,057	$24,206
3/31/2023	$20,068	$18,587	$25,095
4/30/2023	$19,572	$18,371	$25,486
5/31/2023	$19,891	$18,374	$25,597
6/30/2023	$20,717	$19,898	$27,288
7/31/2023	$20,977	$20,828	$28,165
8/31/2023	$19,537	$19,744	$27,717
9/30/2023	$18,014	$18,442	$26,395
10/31/2023	$16,479	$17,019	$25,840
11/30/2023	$18,203	$18,569	$28,200
12/31/2023	$20,068	$20,792	$29,481
1/31/2024	$20,174	$20,125	$29,977
2/29/2024	$22,051	$21,760	$31,577
3/31/2024	$22,594	$22,369	$32,593
4/30/2024	$21,225	$20,646	$31,262
5/31/2024	$22,122	$21,752	$32,812
6/30/2024	$22,795	$21,716	$33,989
7/31/2024	$22,795	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class P at NAV	8.67%	3.93%	8.59%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LADPX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-695-P

09/24

Class R2

LADQX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$134	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.49%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,538	$10,558	$10,400
9/30/2014	$10,143	$9,992	$10,254
10/31/2014	$10,739	$10,612	$10,505
11/30/2014	$10,840	$10,681	$10,787
12/31/2014	$10,906	$10,997	$10,760
1/31/2015	$10,617	$10,746	$10,437
2/28/2015	$11,457	$11,520	$11,037
3/31/2015	$11,670	$11,727	$10,862
4/30/2015	$11,270	$11,382	$10,966
5/31/2015	$11,852	$11,800	$11,108
6/30/2015	$11,968	$11,958	$10,892
7/31/2015	$11,988	$12,007	$11,121
8/31/2015	$10,724	$11,097	$10,450
9/30/2015	$10,081	$10,396	$10,191
10/31/2015	$10,162	$10,986	$11,051
11/30/2015	$10,402	$11,389	$11,084
12/31/2015	$9,901	$10,846	$10,909
1/31/2016	$8,617	$9,670	$10,368
2/29/2016	$8,383	$9,602	$10,354
3/31/2016	$8,872	$10,338	$11,056
4/30/2016	$8,811	$10,441	$11,099
5/31/2016	$9,056	$10,722	$11,298
6/30/2016	$9,062	$10,673	$11,327
7/31/2016	$9,774	$11,371	$11,745
8/31/2016	$9,874	$11,491	$11,762
9/30/2016	$10,041	$11,657	$11,764
10/31/2016	$9,323	$10,932	$11,549
11/30/2016	$9,796	$11,911	$11,977
12/31/2016	$9,601	$12,073	$12,214
1/31/2017	$9,985	$12,269	$12,445
2/28/2017	$10,352	$12,570	$12,939
3/31/2017	$10,391	$12,719	$12,954
4/30/2017	$10,469	$12,953	$13,088
5/31/2017	$10,525	$12,835	$13,272
6/30/2017	$10,803	$13,277	$13,355
7/31/2017	$10,997	$13,390	$13,629
8/31/2017	$11,031	$13,374	$13,671
9/30/2017	$11,559	$14,103	$13,953
10/31/2017	$11,904	$14,321	$14,278
11/30/2017	$12,199	$14,732	$14,716
12/31/2017	$12,427	$14,749	$14,880
1/31/2018	$12,900	$15,324	$15,732
2/28/2018	$13,022	$14,888	$15,152
3/31/2018	$13,306	$15,088	$14,767
4/30/2018	$13,595	$15,103	$14,824
5/31/2018	$14,986	$16,054	$15,181
6/30/2018	$15,281	$16,180	$15,274
7/31/2018	$15,203	$16,458	$15,843
8/31/2018	$17,172	$17,482	$16,359
9/30/2018	$17,127	$17,073	$16,452
10/31/2018	$14,724	$14,913	$15,327
11/30/2018	$14,554	$15,146	$15,640
12/31/2018	$13,015	$13,376	$14,228
1/31/2019	$15,065	$14,921	$15,368
2/28/2019	$16,695	$15,885	$15,861
3/31/2019	$16,514	$15,670	$16,169
4/30/2019	$16,912	$16,147	$16,824
5/31/2019	$16,462	$14,949	$15,755
6/30/2019	$18,001	$16,100	$16,865
7/31/2019	$18,527	$16,258	$17,108
8/31/2019	$17,536	$15,556	$16,837
9/30/2019	$15,944	$15,428	$17,152
10/31/2019	$16,282	$15,867	$17,523
11/30/2019	$16,864	$16,801	$18,159
12/31/2019	$17,110	$17,186	$18,707
1/31/2020	$17,479	$16,997	$18,700
2/29/2020	$16,789	$15,770	$17,161
3/31/2020	$14,197	$12,758	$15,041
4/30/2020	$16,552	$14,659	$16,969
5/31/2020	$18,756	$16,044	$17,778
6/30/2020	$19,948	$16,660	$18,131
7/31/2020	$21,262	$17,233	$19,153
8/31/2020	$22,492	$18,244	$20,530
9/30/2020	$23,107	$17,853	$19,750
10/31/2020	$23,646	$17,989	$19,225
11/30/2020	$26,722	$21,161	$21,329
12/31/2020	$29,411	$23,138	$22,149
1/31/2021	$30,660	$24,254	$21,926
2/28/2021	$31,804	$25,055	$22,530
3/31/2021	$29,877	$24,267	$23,517
4/30/2021	$31,211	$24,796	$24,772
5/31/2021	$29,294	$24,087	$24,945
6/30/2021	$30,703	$25,217	$25,527
7/31/2021	$30,120	$24,299	$26,134
8/31/2021	$30,904	$24,740	$26,929
9/30/2021	$29,549	$23,792	$25,676
10/31/2021	$31,200	$24,906	$27,475
11/30/2021	$28,637	$23,689	$27,285
12/31/2021	$28,528	$23,794	$28,507
1/31/2022	$23,176	$20,605	$27,032
2/28/2022	$23,188	$20,695	$26,223
3/31/2022	$23,008	$20,790	$27,196
4/30/2022	$19,929	$18,239	$24,825
5/31/2022	$19,364	$17,895	$24,870
6/30/2022	$18,137	$16,787	$22,818
7/31/2022	$19,869	$18,666	$24,921
8/31/2022	$19,809	$18,491	$23,905
9/30/2022	$18,221	$16,827	$21,703
10/31/2022	$19,340	$18,425	$23,461
11/30/2022	$19,400	$18,725	$24,772
12/31/2022	$18,173	$17,523	$23,344
1/31/2023	$19,688	$19,266	$24,811
2/28/2023	$19,496	$19,057	$24,206
3/31/2023	$19,664	$18,587	$25,095
4/30/2023	$19,183	$18,371	$25,486
5/31/2023	$19,484	$18,374	$25,597
6/30/2023	$20,290	$19,898	$27,288
7/31/2023	$20,542	$20,828	$28,165
8/31/2023	$19,135	$19,744	$27,717
9/30/2023	$17,644	$18,442	$26,395
10/31/2023	$16,128	$17,019	$25,840
11/30/2023	$17,812	$18,569	$28,200
12/31/2023	$19,640	$20,792	$29,481
1/31/2024	$19,737	$20,125	$29,977
2/29/2024	$21,577	$21,760	$31,577
3/31/2024	$22,106	$22,369	$32,593
4/30/2024	$20,759	$20,646	$31,262
5/31/2024	$21,649	$21,752	$32,812
6/30/2024	$22,298	$21,716	$33,989
7/31/2024	$22,286	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R2 at NAV	8.49%	3.76%	8.34%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LADQX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-1044-R2

09/24

Class R3

LADRX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.65%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2000 Growth Index	S&P 500 Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,537	$10,558	$10,400
9/30/2014	$10,141	$9,992	$10,254
10/31/2014	$10,740	$10,612	$10,505
11/30/2014	$10,840	$10,681	$10,787
12/31/2014	$10,905	$10,997	$10,760
1/31/2015	$10,620	$10,746	$10,437
2/28/2015	$11,460	$11,520	$11,037
3/31/2015	$11,675	$11,727	$10,862
4/30/2015	$11,275	$11,382	$10,966
5/31/2015	$11,860	$11,800	$11,108
6/30/2015	$11,975	$11,958	$10,892
7/31/2015	$11,995	$12,007	$11,121
8/31/2015	$10,730	$11,097	$10,450
9/30/2015	$10,090	$10,396	$10,191
10/31/2015	$10,170	$10,986	$11,051
11/30/2015	$10,412	$11,389	$11,084
12/31/2015	$9,913	$10,846	$10,909
1/31/2016	$8,628	$9,670	$10,368
2/29/2016	$8,397	$9,602	$10,354
3/31/2016	$8,886	$10,338	$11,056
4/30/2016	$8,825	$10,441	$11,099
5/31/2016	$9,072	$10,722	$11,298
6/30/2016	$9,078	$10,673	$11,327
7/31/2016	$9,792	$11,371	$11,745
8/31/2016	$9,891	$11,491	$11,762
9/30/2016	$10,056	$11,657	$11,764
10/31/2016	$9,342	$10,932	$11,549
11/30/2016	$9,814	$11,911	$11,977
12/31/2016	$9,616	$12,073	$12,214
1/31/2017	$10,006	$12,269	$12,445
2/28/2017	$10,374	$12,570	$12,939
3/31/2017	$10,412	$12,719	$12,954
4/30/2017	$10,489	$12,953	$13,088
5/31/2017	$10,550	$12,835	$13,272
6/30/2017	$10,830	$13,277	$13,355
7/31/2017	$11,028	$13,390	$13,629
8/31/2017	$11,061	$13,374	$13,671
9/30/2017	$11,588	$14,103	$13,953
10/31/2017	$11,939	$14,321	$14,278
11/30/2017	$12,236	$14,732	$14,716
12/31/2017	$12,466	$14,749	$14,880
1/31/2018	$12,939	$15,324	$15,732
2/28/2018	$13,060	$14,888	$15,152
3/31/2018	$13,345	$15,088	$14,767
4/30/2018	$13,642	$15,103	$14,824
5/31/2018	$15,042	$16,054	$15,181
6/30/2018	$15,339	$16,180	$15,274
7/31/2018	$15,262	$16,458	$15,843
8/31/2018	$17,239	$17,482	$16,359
9/30/2018	$17,195	$17,073	$16,452
10/31/2018	$14,778	$14,913	$15,327
11/30/2018	$14,612	$15,146	$15,640
12/31/2018	$13,063	$13,376	$14,228
1/31/2019	$15,128	$14,921	$15,368
2/28/2019	$16,764	$15,885	$15,861
3/31/2019	$16,580	$15,670	$16,169
4/30/2019	$16,985	$16,147	$16,824
5/31/2019	$16,536	$14,949	$15,755
6/30/2019	$18,084	$16,100	$16,865
7/31/2019	$18,607	$16,258	$17,108
8/31/2019	$17,619	$15,556	$16,837
9/30/2019	$16,020	$15,428	$17,152
10/31/2019	$16,359	$15,867	$17,523
11/30/2019	$16,946	$16,801	$18,159
12/31/2019	$17,196	$17,186	$18,707
1/31/2020	$17,565	$16,997	$18,700
2/29/2020	$16,873	$15,770	$17,161
3/31/2020	$14,270	$12,758	$15,041
4/30/2020	$16,642	$14,659	$16,969
5/31/2020	$18,866	$16,044	$17,778
6/30/2020	$20,057	$16,660	$18,131
7/31/2020	$21,386	$17,233	$19,153
8/31/2020	$22,623	$18,244	$20,530
9/30/2020	$23,241	$17,853	$19,750
10/31/2020	$23,795	$17,989	$19,225
11/30/2020	$26,889	$21,161	$21,329
12/31/2020	$29,597	$23,138	$22,149
1/31/2021	$30,853	$24,254	$21,926
2/28/2021	$32,006	$25,055	$22,530
3/31/2021	$30,060	$24,267	$23,517
4/30/2021	$31,409	$24,796	$24,772
5/31/2021	$29,494	$24,087	$24,945
6/30/2021	$30,904	$25,217	$25,527
7/31/2021	$30,318	$24,299	$26,134
8/31/2021	$31,110	$24,740	$26,929
9/30/2021	$29,751	$23,792	$25,676
10/31/2021	$31,419	$24,906	$27,475
11/30/2021	$28,834	$23,689	$27,285
12/31/2021	$28,729	$23,794	$28,507
1/31/2022	$23,351	$20,605	$27,032
2/28/2022	$23,363	$20,695	$26,223
3/31/2022	$23,188	$20,790	$27,196
4/30/2022	$20,080	$18,239	$24,825
5/31/2022	$19,510	$17,895	$24,870
6/30/2022	$18,276	$16,787	$22,818
7/31/2022	$20,022	$18,666	$24,921
8/31/2022	$19,964	$18,491	$23,905
9/30/2022	$18,369	$16,827	$21,703
10/31/2022	$19,498	$18,425	$23,461
11/30/2022	$19,556	$18,725	$24,772
12/31/2022	$18,322	$17,523	$23,344
1/31/2023	$19,847	$19,266	$24,811
2/28/2023	$19,661	$19,057	$24,206
3/31/2023	$19,836	$18,587	$25,095
4/30/2023	$19,347	$18,371	$25,486
5/31/2023	$19,649	$18,374	$25,597
6/30/2023	$20,464	$19,898	$27,288
7/31/2023	$20,720	$20,828	$28,165
8/31/2023	$19,300	$19,744	$27,717
9/30/2023	$17,798	$18,442	$26,395
10/31/2023	$16,274	$17,019	$25,840
11/30/2023	$17,985	$18,569	$28,200
12/31/2023	$19,824	$20,792	$29,481
1/31/2024	$19,929	$20,125	$29,977
2/29/2024	$21,780	$21,760	$31,577
3/31/2024	$22,315	$22,369	$32,593
4/30/2024	$20,965	$20,646	$31,262
5/31/2024	$21,849	$21,752	$32,812
6/30/2024	$22,513	$21,716	$33,989
7/31/2024	$22,513	$23,493	$34,403

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Class R3 at NAV	8.65%	3.88%	8.45%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.15%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LADRX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-2049-R3

09/24

Class R4

LADSX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.91%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,020	$10,041	$10,210
8/31/2015	$8,967	$9,280	$9,594
9/30/2015	$8,430	$8,694	$9,356
10/31/2015	$8,500	$9,187	$10,145
11/30/2015	$8,707	$9,524	$10,176
12/31/2015	$8,289	$9,069	$10,015
1/31/2016	$7,220	$8,087	$9,518
2/29/2016	$7,027	$8,030	$9,505
3/31/2016	$7,435	$8,645	$10,150
4/30/2016	$7,386	$8,731	$10,189
5/31/2016	$7,593	$8,966	$10,372
6/30/2016	$7,597	$8,925	$10,399
7/31/2016	$8,199	$9,508	$10,783
8/31/2016	$8,285	$9,609	$10,798
9/30/2016	$8,424	$9,748	$10,800
10/31/2016	$7,831	$9,142	$10,603
11/30/2016	$8,226	$9,960	$10,996
12/31/2016	$8,064	$10,096	$11,213
1/31/2017	$8,392	$10,260	$11,426
2/28/2017	$8,702	$10,511	$11,879
3/31/2017	$8,734	$10,636	$11,893
4/30/2017	$8,801	$10,832	$12,015
5/31/2017	$8,851	$10,733	$12,184
6/30/2017	$9,089	$11,103	$12,260
7/31/2017	$9,255	$11,197	$12,512
8/31/2017	$9,286	$11,184	$12,551
9/30/2017	$9,736	$11,793	$12,810
10/31/2017	$10,028	$11,976	$13,109
11/30/2017	$10,279	$12,320	$13,511
12/31/2017	$10,477	$12,334	$13,661
1/31/2018	$10,877	$12,815	$14,443
2/28/2018	$10,980	$12,450	$13,911
3/31/2018	$11,223	$12,617	$13,557
4/30/2018	$11,474	$12,630	$13,609
5/31/2018	$12,651	$13,425	$13,937
6/30/2018	$12,908	$13,530	$14,023
7/31/2018	$12,845	$13,763	$14,544
8/31/2018	$14,511	$14,619	$15,018
9/30/2018	$14,476	$14,277	$15,104
10/31/2018	$12,449	$12,471	$14,072
11/30/2018	$12,314	$12,666	$14,358
12/31/2018	$11,006	$11,186	$13,062
1/31/2019	$12,750	$12,478	$14,109
2/28/2019	$14,135	$13,283	$14,562
3/31/2019	$13,980	$13,104	$14,845
4/30/2019	$14,320	$13,503	$15,446
5/31/2019	$13,944	$12,501	$14,464
6/30/2019	$15,252	$13,464	$15,483
7/31/2019	$15,700	$13,595	$15,706
8/31/2019	$14,870	$13,009	$15,457
9/30/2019	$13,520	$12,902	$15,746
10/31/2019	$13,813	$13,269	$16,087
11/30/2019	$14,313	$14,050	$16,671
12/31/2019	$14,527	$14,372	$17,175
1/31/2020	$14,838	$14,214	$17,168
2/29/2020	$14,261	$13,187	$15,755
3/31/2020	$12,063	$10,669	$13,809
4/30/2020	$14,068	$12,258	$15,579
5/31/2020	$15,948	$13,416	$16,321
6/30/2020	$16,962	$13,932	$16,645
7/31/2020	$18,087	$14,411	$17,584
8/31/2020	$19,138	$15,256	$18,848
9/30/2020	$19,663	$14,929	$18,132
10/31/2020	$20,137	$15,043	$17,650
11/30/2020	$22,767	$17,695	$19,582
12/31/2020	$25,056	$19,349	$20,335
1/31/2021	$26,130	$20,282	$20,129
2/28/2021	$27,115	$20,952	$20,684
3/31/2021	$25,474	$20,292	$21,590
4/30/2021	$26,614	$20,735	$22,742
5/31/2021	$24,998	$20,143	$22,901
6/30/2021	$26,204	$21,087	$23,436
7/31/2021	$25,712	$20,319	$23,993
8/31/2021	$26,385	$20,689	$24,722
9/30/2021	$25,236	$19,895	$23,572
10/31/2021	$26,655	$20,827	$25,224
11/30/2021	$24,472	$19,810	$25,049
12/31/2021	$24,389	$19,898	$26,172
1/31/2022	$19,824	$17,231	$24,817
2/28/2022	$19,833	$17,306	$24,074
3/31/2022	$19,695	$17,385	$24,968
4/30/2022	$17,054	$15,252	$22,791
5/31/2022	$16,575	$14,964	$22,833
6/30/2022	$15,526	$14,038	$20,948
7/31/2022	$17,017	$15,609	$22,879
8/31/2022	$16,971	$15,463	$21,946
9/30/2022	$15,618	$14,072	$19,925
10/31/2022	$16,584	$15,407	$21,538
11/30/2022	$16,630	$15,658	$22,742
12/31/2022	$15,590	$14,653	$21,432
1/31/2023	$16,897	$16,111	$22,778
2/28/2023	$16,741	$15,936	$22,223
3/31/2023	$16,888	$15,543	$23,038
4/30/2023	$16,474	$15,362	$23,398
5/31/2023	$16,741	$15,365	$23,500
6/30/2023	$17,440	$16,639	$25,053
7/31/2023	$17,661	$17,417	$25,857
8/31/2023	$16,456	$16,510	$25,446
9/30/2023	$15,176	$15,421	$24,232
10/31/2023	$13,879	$14,232	$23,723
11/30/2023	$15,333	$15,528	$25,889
12/31/2023	$16,916	$17,387	$27,066
1/31/2024	$16,999	$16,830	$27,520
2/29/2024	$18,591	$18,197	$28,990
3/31/2024	$19,051	$18,705	$29,923
4/30/2024	$17,891	$17,265	$28,700
5/31/2024	$18,664	$18,190	$30,124
6/30/2024	$19,226	$18,159	$31,204
7/31/2024	$19,235	$19,646	$31,584

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	8.91%	4.15%	7.47%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LADSX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-8702-R4

09/24

Class R5

LADTX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.17%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,022	$10,041	$10,210
8/31/2015	$8,972	$9,280	$9,594
9/30/2015	$8,437	$8,694	$9,356
10/31/2015	$8,509	$9,187	$10,145
11/30/2015	$8,715	$9,524	$10,176
12/31/2015	$8,300	$9,069	$10,015
1/31/2016	$7,229	$8,087	$9,518
2/29/2016	$7,035	$8,030	$9,505
3/31/2016	$7,451	$8,645	$10,150
4/30/2016	$7,403	$8,731	$10,189
5/31/2016	$7,613	$8,966	$10,372
6/30/2016	$7,620	$8,925	$10,399
7/31/2016	$8,225	$9,508	$10,783
8/31/2016	$8,312	$9,609	$10,798
9/30/2016	$8,454	$9,748	$10,800
10/31/2016	$7,858	$9,142	$10,603
11/30/2016	$8,257	$9,960	$10,996
12/31/2016	$8,095	$10,096	$11,213
1/31/2017	$8,427	$10,260	$11,426
2/28/2017	$8,739	$10,511	$11,879
3/31/2017	$8,779	$10,636	$11,893
4/30/2017	$8,846	$10,832	$12,015
5/31/2017	$8,897	$10,733	$12,184
6/30/2017	$9,138	$11,103	$12,260
7/31/2017	$9,308	$11,197	$12,512
8/31/2017	$9,340	$11,184	$12,551
9/30/2017	$9,790	$11,793	$12,810
10/31/2017	$10,091	$11,976	$13,109
11/30/2017	$10,348	$12,320	$13,511
12/31/2017	$10,545	$12,334	$13,661
1/31/2018	$10,952	$12,815	$14,443
2/28/2018	$11,059	$12,450	$13,911
3/31/2018	$11,304	$12,617	$13,557
4/30/2018	$11,557	$12,630	$13,609
5/31/2018	$12,751	$13,425	$13,937
6/30/2018	$13,008	$13,530	$14,023
7/31/2018	$12,948	$13,763	$14,544
8/31/2018	$14,632	$14,619	$15,018
9/30/2018	$14,597	$14,277	$15,104
10/31/2018	$12,557	$12,471	$14,072
11/30/2018	$12,422	$12,666	$14,358
12/31/2018	$11,106	$11,186	$13,062
1/31/2019	$12,866	$12,478	$14,109
2/28/2019	$14,267	$13,283	$14,562
3/31/2019	$14,116	$13,104	$14,845
4/30/2019	$14,464	$13,503	$15,446
5/31/2019	$14,086	$12,501	$14,464
6/30/2019	$15,411	$13,464	$15,483
7/31/2019	$15,865	$13,595	$15,706
8/31/2019	$15,028	$13,009	$15,457
9/30/2019	$13,672	$12,902	$15,746
10/31/2019	$13,970	$13,269	$16,087
11/30/2019	$14,472	$14,050	$16,671
12/31/2019	$14,695	$14,372	$17,175
1/31/2020	$15,013	$14,214	$17,168
2/29/2020	$14,430	$13,187	$15,755
3/31/2020	$12,206	$10,669	$13,809
4/30/2020	$14,238	$12,258	$15,579
5/31/2020	$16,155	$13,416	$16,321
6/30/2020	$17,183	$13,932	$16,645
7/31/2020	$18,325	$14,411	$17,584
8/31/2020	$19,394	$15,256	$18,848
9/30/2020	$19,929	$14,929	$18,132
10/31/2020	$20,416	$15,043	$17,650
11/30/2020	$23,080	$17,695	$19,582
12/31/2020	$25,415	$19,349	$20,335
1/31/2021	$26,504	$20,282	$20,129
2/28/2021	$27,508	$20,952	$20,684
3/31/2021	$25,852	$20,292	$21,590
4/30/2021	$27,019	$20,735	$22,742
5/31/2021	$25,376	$20,143	$22,901
6/30/2021	$26,608	$21,087	$23,436
7/31/2021	$26,113	$20,319	$23,993
8/31/2021	$26,804	$20,689	$24,722
9/30/2021	$25,643	$19,895	$23,572
10/31/2021	$27,091	$20,827	$25,224
11/30/2021	$24,880	$19,810	$25,049
12/31/2021	$24,801	$19,898	$26,172
1/31/2022	$20,162	$17,231	$24,817
2/28/2022	$20,176	$17,306	$24,074
3/31/2022	$20,034	$17,385	$24,968
4/30/2022	$17,354	$15,252	$22,791
5/31/2022	$16,869	$14,964	$22,833
6/30/2022	$15,807	$14,038	$20,948
7/31/2022	$17,332	$15,609	$22,879
8/31/2022	$17,290	$15,463	$21,946
9/30/2022	$15,914	$14,072	$19,925
10/31/2022	$16,891	$15,407	$21,538
11/30/2022	$16,948	$15,658	$22,742
12/31/2022	$15,893	$14,653	$21,432
1/31/2023	$17,226	$16,111	$22,778
2/28/2023	$17,069	$15,936	$22,223
3/31/2023	$17,226	$15,543	$23,038
4/30/2023	$16,805	$15,362	$23,398
5/31/2023	$17,083	$15,365	$23,500
6/30/2023	$17,796	$16,639	$25,053
7/31/2023	$18,024	$17,417	$25,857
8/31/2023	$16,798	$16,510	$25,446
9/30/2023	$15,494	$15,421	$24,232
10/31/2023	$14,175	$14,232	$23,723
11/30/2023	$15,665	$15,528	$25,889
12/31/2023	$17,283	$17,387	$27,066
1/31/2024	$17,375	$16,830	$27,520
2/29/2024	$19,000	$18,197	$28,990
3/31/2024	$19,478	$18,705	$29,923
4/30/2024	$18,302	$17,265	$28,700
5/31/2024	$19,086	$18,190	$30,124
6/30/2024	$19,670	$18,159	$31,204
7/31/2024	$19,677	$19,646	$31,584

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	9.17%	4.40%	7.74%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LADTX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-8734-R5

09/24

Class R6

LADVX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund Inc. for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 12.80% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based market index, the S&P 500 Index, returned 22.15% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. equity markets delivered strong returns.

Top contributors to performance: Security selection within the Consumer Discretionary sector contributed to relative performance, led by an overweight allocation to CAVA Group, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to DoubleVerify Holdings, Inc. Security selection within the Communication Services sectors also detracted from relative performance, led by an overweight allocation to Roku, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,026	$10,041	$10,210
8/31/2015	$8,972	$9,280	$9,594
9/30/2015	$8,440	$8,694	$9,356
10/31/2015	$8,513	$9,187	$10,145
11/30/2015	$8,719	$9,524	$10,176
12/31/2015	$8,308	$9,069	$10,015
1/31/2016	$7,237	$8,087	$9,518
2/29/2016	$7,047	$8,030	$9,505
3/31/2016	$7,458	$8,645	$10,150
4/30/2016	$7,415	$8,731	$10,189
5/31/2016	$7,624	$8,966	$10,372
6/30/2016	$7,632	$8,925	$10,399
7/31/2016	$8,241	$9,508	$10,783
8/31/2016	$8,328	$9,609	$10,798
9/30/2016	$8,470	$9,748	$10,800
10/31/2016	$7,873	$9,142	$10,603
11/30/2016	$8,272	$9,960	$10,996
12/31/2016	$8,114	$10,096	$11,213
1/31/2017	$8,446	$10,260	$11,426
2/28/2017	$8,762	$10,511	$11,879
3/31/2017	$8,802	$10,636	$11,893
4/30/2017	$8,869	$10,832	$12,015
5/31/2017	$8,924	$10,733	$12,184
6/30/2017	$9,166	$11,103	$12,260
7/31/2017	$9,336	$11,197	$12,512
8/31/2017	$9,371	$11,184	$12,551
9/30/2017	$9,822	$11,793	$12,810
10/31/2017	$10,122	$11,976	$13,109
11/30/2017	$10,383	$12,320	$13,511
12/31/2017	$10,581	$12,334	$13,661
1/31/2018	$10,992	$12,815	$14,443
2/28/2018	$11,098	$12,450	$13,911
3/31/2018	$11,347	$12,617	$13,557
4/30/2018	$11,600	$12,630	$13,609
5/31/2018	$12,798	$13,425	$13,937
6/30/2018	$13,055	$13,530	$14,023
7/31/2018	$12,995	$13,763	$14,544
8/31/2018	$14,691	$14,619	$15,018
9/30/2018	$14,655	$14,277	$15,104
10/31/2018	$12,608	$12,471	$14,072
11/30/2018	$12,473	$12,666	$14,358
12/31/2018	$11,154	$11,186	$13,062
1/31/2019	$12,921	$12,478	$14,109
2/28/2019	$14,331	$13,283	$14,562
3/31/2019	$14,180	$13,104	$14,845
4/30/2019	$14,532	$13,503	$15,446
5/31/2019	$14,150	$12,501	$14,464
6/30/2019	$15,484	$13,464	$15,483
7/31/2019	$15,942	$13,595	$15,706
8/31/2019	$15,101	$13,009	$15,457
9/30/2019	$13,737	$12,902	$15,746
10/31/2019	$14,039	$13,269	$16,087
11/30/2019	$14,551	$14,050	$16,671
12/31/2019	$14,767	$14,372	$17,175
1/31/2020	$15,097	$14,214	$17,168
2/29/2020	$14,509	$13,187	$15,755
3/31/2020	$12,279	$10,669	$13,809
4/30/2020	$14,318	$12,258	$15,579
5/31/2020	$16,242	$13,416	$16,321
6/30/2020	$17,279	$13,932	$16,645
7/31/2020	$18,430	$14,411	$17,584
8/31/2020	$19,504	$15,256	$18,848
9/30/2020	$20,043	$14,929	$18,132
10/31/2020	$20,529	$15,043	$17,650
11/30/2020	$23,217	$17,695	$19,582
12/31/2020	$25,564	$19,349	$20,335
1/31/2021	$26,663	$20,282	$20,129
2/28/2021	$27,670	$20,952	$20,684
3/31/2021	$26,006	$20,292	$21,590
4/30/2021	$27,183	$20,735	$22,742
5/31/2021	$25,531	$20,143	$22,901
6/30/2021	$26,780	$21,087	$23,436
7/31/2021	$26,285	$20,319	$23,993
8/31/2021	$26,981	$20,689	$24,722
9/30/2021	$25,817	$19,895	$23,572
10/31/2021	$27,274	$20,827	$25,224
11/30/2021	$25,050	$19,810	$25,049
12/31/2021	$24,972	$19,898	$26,172
1/31/2022	$20,301	$17,231	$24,817
2/28/2022	$20,315	$17,306	$24,074
3/31/2022	$20,180	$17,385	$24,968
4/30/2022	$17,483	$15,252	$22,791
5/31/2022	$16,993	$14,964	$22,833
6/30/2022	$15,929	$14,038	$20,948
7/31/2022	$17,462	$15,609	$22,879
8/31/2022	$17,419	$15,463	$21,946
9/30/2022	$16,035	$14,072	$19,925
10/31/2022	$17,029	$15,407	$21,538
11/30/2022	$17,086	$15,658	$22,742
12/31/2022	$16,021	$14,653	$21,432
1/31/2023	$17,362	$16,111	$22,778
2/28/2023	$17,206	$15,936	$22,223
3/31/2023	$17,362	$15,543	$23,038
4/30/2023	$16,944	$15,362	$23,398
5/31/2023	$17,220	$15,365	$23,500
6/30/2023	$17,945	$16,639	$25,053
7/31/2023	$18,172	$17,417	$25,857
8/31/2023	$16,937	$16,510	$25,446
9/30/2023	$15,630	$15,421	$24,232
10/31/2023	$14,296	$14,232	$23,723
11/30/2023	$15,801	$15,528	$25,889
12/31/2023	$17,433	$17,387	$27,066
1/31/2024	$17,533	$16,830	$27,520
2/29/2024	$19,173	$18,197	$28,990
3/31/2024	$19,655	$18,705	$29,923
4/30/2024	$18,470	$17,265	$28,700
5/31/2024	$19,265	$18,190	$30,124
6/30/2024	$19,854	$18,159	$31,204
7/31/2024	$19,861	$19,646	$31,584

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	9.30%	4.49%	7.85%
Russell 2000 Growth Index	12.80%	7.64%	7.72%
S&P 500 IndexFootnote Reference*	22.15%	15.00%	13.50%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,440,039,652
# of Portfolio Holdings	89
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$12,294,681

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.44%
Consumer Discretionary	10.60%
Consumer Staples	6.41%
Financials	6.71%
Health Care	25.04%
Industrials	18.96%
Information Technology	27.87%
Repurchase Agreements	1.37%
Money Market FundsFootnote Reference(a)	1.44%
Time DepositsFootnote Reference(a)	0.16%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LADVX

Lord Abbett Developing Growth Fund Inc.

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-8766-R6

09/24

Item 1(b):	Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$46,000	$45,000
Audit-Related Fees	- 0 -	0
Total audit and audit-related fees	$46,000	$45,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$46,000	$45,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

24	Report of Independent Registered Public Accounting Firm (Item 7)

25	Changes in and Disagreements with Accountants (Item 8)

25	Proxy Disclosures (Item 9)

25	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

July 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.99%

COMMON STOCKS 98.99%

Aerospace & Defense 2.63%
AeroVironment, Inc.*	147,072	$26,258,235
Loar Holdings, Inc.*	605,135	37,820,937
Total		64,079,172

Automobile Components 1.20%
Modine Manufacturing Co.*	248,872	29,282,280

Beverages 0.72%
Primo Water Corp.	804,588	17,644,615

Biotechnology 17.45%
ADMA Biologics, Inc.*	1,397,945	17,166,765
Arcellx, Inc.*	457,838	28,298,967
Avidity Biosciences, Inc.*	314,906	14,353,415
Blueprint Medicines Corp.*	446,532	48,359,416
Crinetics Pharmaceuticals, Inc.*	428,557	22,764,948
Dyne Therapeutics, Inc.*	347,331	14,903,973
Insmed, Inc.*	564,243	41,048,678
Janux Therapeutics, Inc.*	363,608	14,762,485
Krystal Biotech, Inc.*	245,598	51,197,359
Merus NV (Netherlands)*(a)	554,740	29,423,410
Mirum Pharmaceuticals, Inc.*	325,451	13,197,038
Natera, Inc.*	300,596	30,778,024
Nuvalent, Inc. Class A*	180,891	14,460,426
REVOLUTION Medicines, Inc.*	528,329	24,112,936
SpringWorks Therapeutics, Inc.*	747,759	26,852,026
Twist Bioscience Corp.*	340,612	19,009,556
Vaxcyte, Inc.*	189,805	14,973,716
Total		425,663,138

Building Products 2.27%
AAON, Inc.	160,066	14,170,643
AZEK Co., Inc.*	522,139	23,438,820
Trex Co., Inc.*	211,031	17,648,522
Total		55,257,985
Investments	Shares	Fair Value
Capital Markets 5.19%
Evercore, Inc. Class A	154,215	$38,613,894
Hamilton Lane, Inc. Class A	261,154	37,702,803
Piper Sandler Cos.	184,155	50,325,878
Total		126,642,575

Commercial Services & Supplies 2.43%
MSA Safety, Inc.	133,891	25,258,537
Tetra Tech, Inc.	101,202	21,580,314
VSE Corp.	139,537	12,417,398
Total		59,256,249

Construction & Engineering 3.64%
Comfort Systems USA, Inc.	121,076	40,248,084
EMCOR Group, Inc.	58,672	22,027,816
Sterling Infrastructure, Inc.*	228,297	26,564,639
Total		88,840,539

Consumer Finance 0.08%
NerdWallet, Inc. Class A*	139,797	2,045,230

Consumer Staples Distribution & Retail 2.24%
Maplebear, Inc.*	538,827	18,584,143
Sprouts Farmers Market, Inc.*	361,222	36,082,466
Total		54,666,609

Diversified Consumer Services 2.19%
Bright Horizons Family Solutions, Inc.*	223,755	26,906,539
Stride, Inc.*	350,204	26,608,500
Total		53,515,039

Electrical Equipment 0.91%
nVent Electric PLC (United Kingdom)(a)	304,024	22,081,263

Electronic Equipment, Instruments & Components 2.18%
Fabrinet (Thailand)*(a)	95,671	21,101,196
Itron, Inc.*	310,066	32,073,227
Total		53,174,423

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2024

Investments	Shares	Fair Value
Financial Services 0.81%
AvidXchange Holdings, Inc.*	2,216,044	$19,811,433

Food Products 1.53%
Freshpet, Inc.*	307,021	37,364,456

Health Care Equipment & Supplies 6.54%
Glaukos Corp.*	409,620	47,995,175
Lantheus Holdings, Inc.*	288,782	30,273,017
PROCEPT BioRobotics Corp.*	272,608	17,261,539
RxSight, Inc.*	396,247	18,136,225
TransMedics Group, Inc.*	323,298	45,992,374
Total		159,658,330

Hotels, Restaurants & Leisure 6.32%
Cava Group, Inc.*	456,137	38,415,858
Dutch Bros, Inc. Class A*	460,487	17,613,628
MakeMyTrip Ltd. (India)*(a)	410,398	38,409,149
Sweetgreen, Inc. Class A*	1,047,796	28,793,434
Wingstop, Inc.	83,029	31,042,882
Total		154,274,951

Information Technology Services 1.34%
Wix.com Ltd. (Israel)*(a)	209,942	32,735,206

Insurance 0.76%
Baldwin Insurance Group, Inc.*	423,885	18,540,730

Interactive Media & Services 0.91%
Reddit, Inc. Class A*(b)	364,142	22,158,041

Machinery 2.99%
Crane Co.	293,825	47,135,406
SPX Technologies, Inc.*	174,211	25,703,091
Total		72,838,497

Media 0.56%
Criteo SA ADR*	305,197	13,593,474
Investments	Shares	Fair Value
Personal Care Products 2.04%
elf Beauty, Inc.*	111,013	$19,158,624
Oddity Tech Ltd. Class A (Israel)*(a)(b)	759,753	30,728,210
Total		49,886,834

Pharmaceuticals 1.56%
Intra-Cellular Therapies, Inc.*	483,548	38,064,899

Professional Services 2.93%
Parsons Corp.*	398,201	36,383,625
Verra Mobility Corp.*	1,161,684	35,001,539
Total		71,385,164

Semiconductors & Semiconductor Equipment 7.45%
Astera Labs, Inc.*(b)	334,667	14,671,801
Camtek Ltd. (Israel)(a)	379,863	39,885,615
Credo Technology Group Holding Ltd.*	1,107,900	30,744,225
Impinj, Inc.*	162,289	25,851,015
Nova Ltd. (Israel)*(a)	94,313	19,472,805
Onto Innovation, Inc.*	209,341	40,046,933
Rambus, Inc.*	217,277	11,176,729
Total		181,849,123

Software 17.46%
Agilysys, Inc.*	421,713	47,269,810
Appfolio, Inc. Class A*	193,799	42,922,603
CyberArk Software Ltd. (Israel)*(a)	187,446	48,057,405
Descartes Systems Group, Inc. (Canada)*(a)	259,084	26,335,889
Guidewire Software, Inc.*	228,222	34,249,276
JFrog Ltd. (Israel)*(a)	712,182	27,461,738
Monday.com Ltd. (Israel)*(a)	123,369	28,351,430
Q2 Holdings, Inc.*	184,778	12,466,972
Sapiens International Corp. NV (Israel)(a)	56,277	2,189,175
SPS Commerce, Inc.*	198,904	42,847,900
Varonis Systems, Inc.*	856,301	47,207,874
Vertex, Inc. Class A*	712,153	28,236,866

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2024

Investments	Shares	Fair Value
Software (continued)
Zeta Global Holdings Corp. Class A*	1,799,132	$38,537,407
Total		426,134,345

Textiles, Apparel & Luxury Goods 1.10%
Birkenstock Holding PLC (United Kingdom)*(a)	453,384	26,799,528

Trading Companies & Distributors 1.56%
FTAI Aviation Ltd.	342,462	38,167,390
Total Common Stocks (cost $1,800,189,027)		2,415,411,518

	Principal Amount

SHORT-TERM INVESTMENTS 3.03%

REPURCHASE AGREEMENTS 1.39%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $36,737,500 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $34,643,892; proceeds: $33,967,208 (cost $33,964,566)	$33,964,566	33,964,566
Investments	Shares	Fair Value
Money Market Funds 1.47%
Fidelity Government Portfolio(c) (cost $35,937,421)	35,937,421	$35,937,421

	Principal Amount

Time Deposits 0.17%
CitiBank N.A.(c) (cost $3,993,047)	$3,993,047	3,993,047
Total Short-Term Investments (cost $73,895,034)		73,895,034
Total Investments in Securities 102.02% (cost $1,874,084,061)		2,489,306,552
Other Assets and Liabilities – Net (2.02)%		(49,266,900)
Net Assets 100.00%		$2,440,039,652

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,415,411,518	$–	$–	$2,415,411,518
Short-Term Investments
Repurchase Agreements	–	33,964,566	–	33,964,566
Money Market Funds	35,937,421	–	–	35,937,421
Time Deposits	–	3,993,047	–	3,993,047
Total	$2,451,348,939	$37,957,613	$–	$2,489,306,552

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2024

ASSETS:
Investments in securities, at fair value including $40,377,922 of securities loaned (cost $1,874,084,061)	$2,489,306,552
Cash	2,468
Receivables:
Capital shares sold	1,712,347
Interest and dividends	60,407
Securities lending income	145,099
Prepaid expenses and other assets	58,481
Total assets	2,491,285,354
LIABILITIES:
Payables:
Collateral due to broker for securities lending	39,930,468
Capital shares reacquired	6,003,647
Investment securities purchased	2,843,256
Management fee	1,064,317
Directors’ fees	361,534
12b-1 distribution plan	318,752
Fund administration	83,451
Accrued expenses	640,277
Total liabilities	51,245,702
NET ASSETS	$2,440,039,652
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,473,149,818
Total distributable earnings (loss)	(33,110,166)
Net Assets	$2,440,039,652

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (concluded)

July 31, 2024

Net assets by class:
Class A Shares	$613,647,548
Class C Shares	$19,942,630
Class F Shares	$20,464,180
Class F3 Shares	$317,326,823
Class I Shares	$710,137,403
Class P Shares	$12,957,765
Class R2 Shares	$1,721,761
Class R3 Shares	$50,442,560
Class R4 Shares	$9,113,438
Class R5 Shares	$14,685,072
Class R6 Shares	$669,600,472
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	29,353,930
Class C Shares (35 million shares of common stock authorized, $.001 par value)	2,130,378
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	901,819
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	11,338,931
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	25,719,862
Class P Shares (30 million shares of common stock authorized, $.001 par value)	671,054
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	92,904
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	2,608,758
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	436,146
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	531,887
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	23,928,391
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.19
Class C Shares-Net asset value	$ 9.36
Class F Shares-Net asset value	$22.69
Class F3 Shares-Net asset value	$27.99
Class I Shares-Net asset value	$27.61
Class P Shares-Net asset value	$19.31
Class R2 Shares-Net asset value	$18.53
Class R3 Shares-Net asset value	$19.34
Class R4 Shares-Net asset value	$20.90
Class R5 Shares-Net asset value	$27.61
Class R6 Shares-Net asset value	$27.98

6	See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $149,388)	$3,526,608
Securities lending net income	1,541,170
Interest and other	1,483,073
Interest earned from Interfund Lending (See Note 9)	714
Total investment income	6,551,565
Expenses:
Management fee	12,294,681
12b-1 distribution plan–Class A	1,490,694
12b-1 distribution plan–Class C	197,443
12b-1 distribution plan–Class F	26,346
12b-1 distribution plan–Class P	53,500
12b-1 distribution plan–Class R2	9,165
12b-1 distribution plan–Class R3	256,569
12b-1 distribution plan–Class R4	26,346
Shareholder servicing	1,557,490
Fund administration	963,574
Reports to shareholders	239,648
Registration	216,352
Professional	110,683
Directors’ fees	85,634
Custody	35,304
Other	145,386
Gross expenses	17,708,815
Fees waived and expenses reimbursed (See Note 3)	(35,304)
Net expenses	17,673,511
Net investment loss	(11,121,946)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	168,683,000
Net change in unrealized appreciation/depreciation on investments	32,024,106
Net realized and unrealized gain (loss)	200,707,106
Net Increase in Net Assets Resulting From Operations	$189,585,160

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment loss	$(11,121,946)	$(12,016,717)
Net realized gain (loss) on investments	168,683,000	(327,399,780)
Net change in unrealized appreciation/depreciation on investments	32,024,106	441,459,159
Net increase in net assets resulting from operations	189,585,160	102,042,662
Capital share transactions (See Note 13):
Net proceeds from sales of shares	430,925,507	661,196,434
Cost of shares reacquired	(908,899,914)	(850,857,080)
Net decrease in net assets resulting from capital share transactions	(477,974,407)	(189,660,646)
Net decrease in net assets	(288,389,247)	(87,617,984)
NET ASSETS:
Beginning of year	$2,728,428,899	$2,816,046,883
End of year	$2,440,039,652	$2,728,428,899

8	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
7/31/2024	$19.20	$(0.12)	$1.83	$1.71	$–
7/31/2023	18.50	(0.12)	0.82	0.70	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	(2.95)
7/31/2020	26.30	(0.16)	2.81	2.65	(4.49)
Class C
7/31/2024	8.66	(0.12)	0.82	0.70	–
7/31/2023	8.41	(0.11)	0.36	0.25	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	(2.95)
7/31/2020	17.24	(0.19)	1.33	1.14	(4.49)
Class F
7/31/2024	20.81	(0.10)	1.98	1.88	–
7/31/2023	20.03	(0.10)	0.88	0.78	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	(2.95)
7/31/2020	27.61	(0.14)	3.03	2.89	(4.49)
Class F3
7/31/2024	25.61	(0.08)	2.46	2.38	–
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	(2.95)
7/31/2020	31.66	(0.13)	3.70	3.57	(4.49)
Class I
7/31/2024	25.29	(0.10)	2.42	2.32	–
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	(2.95)
7/31/2020	31.48	(0.13)	3.64	3.51	(4.49)
Class P
7/31/2024	17.77	(0.15)	1.69	1.54	–
7/31/2023	17.16	(0.14)	0.75	0.61	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	(2.95)
7/31/2020	25.18	(0.19)	2.61	2.42	(4.49)

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.91	8.91	0.94	0.94	(0.67)	$613,648	122
19.20	3.78	0.92	0.92	(0.65)	675,765	128
18.50	(33.80)	0.94	0.94	(0.67)	703,073	116
31.36	42.08	0.93	0.93	(0.77)	1,297,753	102
24.46	15.24	0.93	0.93	(0.76)	765,172	122

9.36	8.08	1.69	1.69	(1.42)	19,943	122
8.66	2.97	1.68	1.68	(1.40)	23,486	128
8.41	(34.30)	1.69	1.69	(1.42)	27,447	116
16.21	41.07	1.68	1.68	(1.54)	57,889	102
13.89	14.30	1.68	1.68	(1.51)	16,876	122

22.69	9.03	0.79	0.79	(0.52)	20,464	122
20.81	3.89	0.78	0.78	(0.50)	43,337	128
20.03	(33.69)	0.79	0.79	(0.52)	177,913	116
33.61	42.37	0.78	0.78	(0.63)	899,774	102
26.01	15.37	0.78	0.78	(0.62)	348,248	122

27.99	9.29	0.59	0.59	(0.31)	317,327	122
25.61	4.11	0.59	0.59	(0.31)	348,733	128
24.60	(33.57)	0.59	0.59	(0.31)	345,576	116
40.43	42.62	0.59	0.59	(0.44)	638,777	102
30.74	15.61	0.59	0.59	(0.46)	130,387	122

27.61	9.17	0.69	0.69	(0.42)	710,137	122
25.29	3.99	0.67	0.67	(0.40)	751,271	128
24.32	(33.62)	0.69	0.69	(0.41)	688,585	116
40.04	42.45	0.68	0.68	(0.52)	953,104	102
30.50	15.50	0.69	0.69	(0.51)	593,675	122

19.31	8.67	1.14	1.14	(0.87)	12,958	122
17.77	3.55	1.13	1.13	(0.85)	12,953	128
17.16	(33.94)	1.14	1.14	(0.87)	14,047	116
29.38	41.83	1.13	1.13	(0.96)	26,086	102
23.11	14.97	1.14	1.14	(0.96)	20,793	122

See Notes to Financial Statements.	11

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
7/31/2024	$17.08	$(0.17)	$1.62	$1.45	$–
7/31/2023	16.52	(0.16)	0.72	0.56	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	(2.95)
7/31/2020	24.67	(0.22)	2.52	2.30	(4.49)
Class R3
7/31/2024	17.80	(0.16)	1.70	1.54	–
7/31/2023	17.20	(0.15)	0.75	0.60	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	(2.95)
7/31/2020	25.24	(0.20)	2.62	2.42	(4.49)
Class R4
7/31/2024	19.19	(0.12)	1.83	1.71	–
7/31/2023	18.49	(0.12)	0.82	0.70	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	(2.95)
7/31/2020	26.29	(0.16)	2.81	2.65	(4.49)
Class R5
7/31/2024	25.29	(0.10)	2.42	2.32	–
7/31/2023	24.32	(0.09)	1.06	0.97	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	(2.95)
7/31/2020	31.47	(0.14)	3.66	3.52	(4.49)
Class R6
7/31/2024	25.61	(0.08)	2.45	2.37	–
7/31/2023	24.60	(0.08)	1.09	1.01	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	(2.95)
7/31/2020	31.66	(0.11)	3.68	3.57	(4.49)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.53	8.49	1.29	1.29	(1.02)	$1,722	122
17.08	3.39	1.27	1.27	(1.00)	1,717	128
16.52	(34.04)	1.29	1.29	(1.02)	1,807	116
28.45	41.66	1.27	1.27	(1.10)	2,873	102
22.48	14.76	1.29	1.29	(1.11)	2,812	122

19.34	8.65	1.19	1.19	(0.92)	50,443	122
17.80	3.49	1.18	1.18	(0.90)	56,228	128
17.20	(33.96)	1.19	1.19	(0.92)	60,295	116
29.46	41.76	1.18	1.18	(1.01)	112,015	102
23.17	14.93	1.19	1.19	(1.01)	88,636	122

20.90	8.91	0.94	0.94	(0.67)	9,113	122
19.19	3.79	0.92	0.92	(0.65)	10,498	128
18.49	(33.82)	0.94	0.94	(0.67)	10,775	116
31.34	42.16	0.93	0.93	(0.77)	16,458	102
24.45	15.21	0.93	0.93	(0.76)	8,255	122

27.61	9.17	0.69	0.69	(0.42)	14,685	122
25.29	3.99	0.67	0.67	(0.39)	23,029	128
24.32	(33.62)	0.69	0.69	(0.42)	15,436	116
40.04	42.50	0.69	0.69	(0.55)	28,200	102
30.50	15.50	0.68	0.68	(0.52)	6,613	122

27.98	9.30	0.59	0.59	(0.31)	669,600	122
25.61	4.07	0.59	0.59	(0.31)	781,411	128
24.60	(33.57)	0.59	0.59	(0.31)	771,093	116
40.43	42.62	0.59	0.59	(0.43)	954,132	102
30.74	15.61	0.60	0.60	(0.43)	566,885	122

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When

Notes to Financial Statements (continued)

valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2021 through July 31, 2024. The statute of limitation on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $35,304 of fund administration fees during the fiscal year ended July 31, 2024.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service Fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2024:

Distributor Commissions	Dealers’ Concessions
$28,414	$193,393

The Distributor received CDSCs of $2,287 and $1,371 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2024.

Other Related Parties

As of July 31, 2024, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 4.57%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The

Notes to Financial Statements (continued)

amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$–	$–	$–	$–	$–

The tax character of distributions paid during the fiscal year ended July 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$–	$–	$–	$–	$–

As of July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss)
Developing Growth Fund	$–	$501,035	$–	$(626,740,052)	$593,490,385	$(361,534)	$(33,110,166)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Developing Growth Fund	$(626,740,052)	$–	$(626,740,052)

As of July 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of PFIC mark-to-market and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Developing Growth Fund	$1,895,816,167	$646,022,416	$(52,532,031)	$593,490,385

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2024 were as follows:

Purchases	Sales
$2,903,124,593	$3,332,832,024

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2024.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2024, the Fund engaged in cross-trade purchases of $5,041,817 and sales of $10,757,519 which resulted in a net realized gain (loss) of $3,675,308.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$33,964,566	$–	$33,964,566
Total	$33,964,566	$–	$33,964,566

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$33,964,566	$–	$–	$(33,964,566)	$–
Total	$33,964,566	$–	$–	$(33,964,566)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2024.

Notes to Financial Statements (continued)

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated amongst all Lord Abbett-sponsored funds subject to the oversight of the Independent Directors. There is an equity-based plan available to Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

For the fiscal year ended July 31, 2024, the Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
	$2,855,845	4.57%	$714

*	Statement of Operations location: Interest earned from interfund lending.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$40,377,922	$39,930,468

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize

Notes to Financial Statements (continued)

the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (concluded)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended July 31, 2024		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,507,356	$46,697,733	6,065,510	$108,798,670
Shares reacquired	(8,355,871)	(154,060,424)	(8,859,644)	(159,757,458)
Decrease	(5,848,515)	$(107,362,691)	(2,794,134)	$(50,958,788)
Class C Shares
Shares sold	274,682	$2,349,193	565,648	$4,607,349
Shares reacquired	(856,048)	(6,992,568)	(1,116,962)	(9,149,312)
Decrease	(581,366)	$(4,643,375)	(551,314)	$(4,541,963)
Class F Shares
Shares sold	119,075	$2,303,456	1,191,888	$23,072,125
Shares reacquired	(1,300,155)	(25,121,355)	(7,992,532)	(156,581,606)
Decrease	(1,181,080)	$(22,817,899)	(6,800,644)	$(133,509,481)
Class F3 Shares
Shares sold	3,147,804	$76,854,161	3,873,635	$92,451,590
Shares reacquired	(5,427,412)	(133,232,526)	(4,302,705)	(103,186,266)
Decrease	(2,279,608)	$(56,378,365)	(429,070)	$(10,734,676)
Class I Shares
Shares sold	6,997,450	$171,877,120	11,422,720	$270,389,157
Shares reacquired	(10,982,902)	(267,610,659)	(10,034,017)	(237,798,772)
Increase (decrease)	(3,985,452)	$(95,733,539)	1,388,703	$32,590,385
Class P Shares
Shares sold	36,353	$652,183	44,163	$752,223
Shares reacquired	(94,345)	(1,621,791)	(133,703)	(2,226,791)
Decrease	(57,992)	$(969,608)	(89,540)	$(1,474,568)
Class R2 Shares
Shares sold	5,873	$96,781	21,490	$346,756
Shares reacquired	(13,514)	(195,954)	(30,301)	(486,069)
Decrease	(7,641)	$(99,173)	(8,811)	$(139,313)
Class R3 Shares
Shares sold	417,501	$7,111,760	481,086	$8,094,446
Shares reacquired	(967,584)	(17,082,295)	(827,559)	(13,885,015)
Decrease	(550,083)	$(9,970,535)	(346,473)	$(5,790,569)
Class R4 Shares
Shares sold	174,660	$3,139,541	123,951	$2,241,547
Shares reacquired	(285,659)	(5,602,900)	(159,435)	(2,905,774)
Decrease	(110,999)	$(2,463,359)	(35,484)	$(664,227)
Class R5 Shares
Shares sold	105,066	$2,562,358	451,515	$10,737,817
Shares reacquired	(483,735)	(12,349,851)	(175,723)	(4,168,073)
Increase (decrease)	(378,669)	$(9,787,493)	275,792	$6,569,744
Class R6 Shares
Shares sold	4,689,572	$117,281,221	5,820,132	$139,704,754
Shares reacquired	(11,278,800)	(285,029,591)	(6,649,808)	(160,711,944)
Decrease	(6,589,228)	$(167,748,370)	(829,676)	$(21,007,190)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Developing Growth Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
September 23, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.	LADG-2 (09/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 27, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 27, 2024